UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3934
                                  ----------------------------------------------

                                Tuxis Corporation
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                       Thomas B. Winmill, General Counsel
                                Tuxis Corporation
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-9300
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      09/30/04
                         ---------------------

Item 1. Schedule of Investments

September 30, 2004 (Unaudited)

                                                                            Net Income (Loss)   Amount of
Percentage                                               Amortized           of 100% owned     Dividends and          Percentage of
Interest                                                  Cost       Value    Subsidiary     Interest Received  Total   Net Assets
--------------------                                     ---------------------------------------------------------------------------
     Limited Liability Corporation Interests    12.0%
100% Tuxis Real Estate I LLC (a)(b)                      $ 736,302  $ 736,302  $     -            $ -         $ 736,302     8.0%
100% Tuxis Real Estate II LLC (b)                          369,210    369,210    8,601              -           377,811     4.0%
                                                         -----------------------------------------------------------------
     Total Limited Liability Corporation Interests       1,105,512  1,105,512  $ 8,601            $ -        $1,114,113
                                                         ----------------------===========================================
Par Value
--------------------
          U.S. Government Securities            62.3%
5,747,000 U.S. Treasury Notes 1.75% due 12/31/04         5,757,189  5,748,350                                              62.3%
                                                         --------------------
          Total U.S. Government Securities               5,757,189  5,748,350
                                                         --------------------

          Cash Items                            24.5%
          Repurchase Agreement with State Street
          Bank & Trust 0.35% due 10/01/04
2,215,701 (Collateralized by U.S. Treasury Bonds)        2,215,701  2,215,701                                              24.0%
   10,000 M&T Bank Checking Account (a)                     10,000     10,000                                               0.1%
   28,974 State Street Bank & Trust Checking Account (a)    28,974     28,974                                               0.3%
                                                         --------------------                                           ------------
          Total Cash Items                               2,254,675  2,254,675                                              24.5%
                                                         --------------------

          Total Portfolio Holdings                      $9,117,376  9,108,537
                                                        =====================

          Excess Assets over Liabilities                              111,233                                               1.2%
                                                                  ------------                                          ------------
                             Total Net Assets                     $ 9,219,770                                             100.0%
                                                                  ===========


          Total Amortized Cost                                    $ 9,117,376
          Unrealized Appreciation                                           -
          Unrealized Depreciation                                      (8,839)
                                                                  -----------
          Market Value                                            $ 9,108,537
                                                                  ===========

(a) Non-income producing
(b) Investment not readily marketable

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TUXIS CORPORATION

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: November 29, 2004

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)